Revenues	12 Months Ended
Dec. 31, 2021
Revenues
Revenues

15.Revenues

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Online marketing services and others	26,813,641	47,953,779	72,563,402	11,386,782
Transaction services	3,328,245	5,787,415	14,140,449	2,218,945
Merchandise sales	—	5,750,671	7,246,088	1,137,069
	30,141,886	59,491,865	93,949,939	14,742,796

Contract balances

The Group’s contract liabilities comprised of customer advances and deferred revenues and portions of payable to merchants:

	As of
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
Customer advances and deferred revenues	2,423,190	1,166,764	183,091
Payable to merchants	224,896	319,329	50,110

Customer advances and deferred revenues and payable to merchants relate to considerations received in advance for online marketplace services and merchandise sales, for which control of the services occur at a later point in time. During the year ended December 31, 2021, revenues of RMB2,487,806 were recognized from the carrying value of contract liabilities as of December 31, 2020. During the year ended December 31, 2020, revenues of RMB651,877 were recognized from the carrying value of contract liabilities as of December 31,2019.